Seward & Kissel LLP
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                                                  February 4, 2011


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


              Re:  AllianceBernstein Institutional Funds, Inc.
                   - AllianceBernstein Global Real Estate Investment Fund II (File Nos. 333-37177 and 811-8403)
                   ---------------------------------------------------------


Dear Sir or Madam:

      On behalf of AllianceBernstein Institutional Funds, Inc. - AllianceBernstein Global Real Estate Investment Fund II (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Fund that would have been filed under Rule 497(c) does not differ from the one included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on January 31, 2011.

      A copy of the Statement of Additional Information for the Fund will be filed under Rule 497(c) today.

                                        Very truly yours,


                                        /s/ Erin C. Loomis
                                        ------------------
                                            Erin C. Loomis





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